Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wilshire Mutual Funds, Inc.
Entity Central Index Key	0000890453
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$66	1.28%
[1]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Net Assets	$ 281,690,503
Holdings Count | $ / shares	384
Advisory Fees Paid, Amount	$ 1,051,991
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$281,690,503
Number of Holdings	384
Net Advisory Fee	$1,051,991
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	40.5%
Communication Services	12.4%
Consumer Discretionary	8.3%
Health Care	7.0%
Industrials	6.1%
Financials	4.3%
Mortgage Securities	3.1%
Asset Backed Securities	1.2%
Consumer Staples	1.3%
Cash & Other	15.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.1%
Alphabet, Inc.	6.4%
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
Broadcom, Inc.	3.9%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Voya VACS Series SC Fund	2.3%
Eli Lilly & Co.	1.7%
[2]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.88%
[3]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 281,690,503
Holdings Count | $ / shares	384
Advisory Fees Paid, Amount	$ 1,051,991
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$281,690,503
Number of Holdings	384
Net Advisory Fee	$1,051,991
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	40.5%
Communication Services	12.4%
Consumer Discretionary	8.3%
Health Care	7.0%
Industrials	6.1%
Financials	4.3%
Mortgage Securities	3.1%
Asset Backed Securities	1.2%
Consumer Staples	1.3%
Cash & Other	15.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.1%
Alphabet, Inc.	6.4%
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
Broadcom, Inc.	3.9%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Voya VACS Series SC Fund	2.3%
Eli Lilly & Co.	1.7%
[4]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$71	1.38%
[5]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Net Assets	$ 179,419,113
Holdings Count | $ / shares	529
Advisory Fees Paid, Amount	$ 635,678
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$179,419,113
Number of Holdings	529
Net Advisory Fee	$635,678
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	16.1%
Financials	15.8%
Health Care	11.7%
Industrials	10.6%
Consumer Discretionary	6.6%
Energy	5.8%
Materials	4.8%
Consumer Staples	4.1%
Communication Services	3.6%
Cash & Other	20.9%

Top 10 Issuers	(% of Net Assets)
Amazon.com, Inc.	2.3%
Voya VACS Series SC Fund	2.2%
Microsoft Corp.	2.0%
Apple, Inc.	1.7%
Workday, Inc.	1.5%
Russell 1000 Value Index Total Return	1.4%
American International Group, Inc.	1.2%
Bank of America Corp.	1.2%
Wells Fargo & Co.	1.1%
APA Corp.	1.0%
[6]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WLCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
[7]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 179,419,113
Holdings Count | $ / shares	529
Advisory Fees Paid, Amount	$ 635,678
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$179,419,113
Number of Holdings	529
Net Advisory Fee	$635,678
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	16.1%
Financials	15.8%
Health Care	11.7%
Industrials	10.6%
Consumer Discretionary	6.6%
Energy	5.8%
Materials	4.8%
Consumer Staples	4.1%
Communication Services	3.6%
Cash & Other	20.9%

Top 10 Issuers	(% of Net Assets)
Amazon.com, Inc.	2.3%
Voya VACS Series SC Fund	2.2%
Microsoft Corp.	2.0%
Apple, Inc.	1.7%
Workday, Inc.	1.5%
Russell 1000 Value Index Total Return	1.4%
American International Group, Inc.	1.2%
Bank of America Corp.	1.2%
Wells Fargo & Co.	1.1%
APA Corp.	1.0%
[8]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	109	1.95%
[9]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.95%
Net Assets	$ 25,774,257
Holdings Count | $ / shares	439
Advisory Fees Paid, Amount	$ 24,332
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,774,257
Number of Holdings	439
Net Advisory Fee	$24,332
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Industrials	26.6%
Health Care	23.1%
Information Technology	19.3%
Consumer Discretionary	10.3%
Financials	8.0%
Energy	5.5%
Communication Services	1.6%
Materials	1.6%
Consumer Staples	1.5%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
PDF Solutions, Inc.	1.7%
Ligand Pharmaceuticals, Inc.	1.6%
Argan, Inc.	1.5%
Sterling Infrastructure, Inc.	1.5%
Federal Signal Corp.	1.1%
UL Solutions, Inc.	1.1%
MACOM Technology Solutions Holdings, Inc.	1.0%
MYR Group, Inc.	1.0%
Terawulf, Inc.	1.0%
SharkNinja, Inc.	0.9%
[10]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$91	1.64%
[11]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.64%
Net Assets	$ 25,774,257
Holdings Count | $ / shares	439
Advisory Fees Paid, Amount	$ 24,332
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,774,257
Number of Holdings	439
Net Advisory Fee	$24,332
Portfolio Turnover	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Industrials	26.6%
Health Care	23.1%
Information Technology	19.3%
Consumer Discretionary	10.3%
Financials	8.0%
Energy	5.5%
Communication Services	1.6%
Materials	1.6%
Consumer Staples	1.5%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
PDF Solutions, Inc.	1.7%
Ligand Pharmaceuticals, Inc.	1.6%
Argan, Inc.	1.5%
Sterling Infrastructure, Inc.	1.5%
Federal Signal Corp.	1.1%
UL Solutions, Inc.	1.1%
MACOM Technology Solutions Holdings, Inc.	1.0%
MYR Group, Inc.	1.0%
Terawulf, Inc.	1.0%
SharkNinja, Inc.	0.9%
[12]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$107	1.93%
[13]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.93%
Net Assets	$ 25,307,881
Holdings Count | $ / shares	682
Advisory Fees Paid, Amount	$ 33,464
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,307,881
Number of Holdings	682
Net Advisory Fee	$33,464
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Financials	26.5%
Industrials	16.2%
Consumer Discretionary	12.0%
Health Care	10.1%
Real Estate	8.7%
Energy	7.2%
Information Technology	5.8%
Materials	4.8%
Consumer Staples	3.9%
Cash & Other	4.8%

Top 10 Issuers	(% of Net Assets)
Astrana Health, Inc.	2.0%
Triumph Financial, Inc.	1.6%
Red Rock Resorts, Inc.	1.5%
Ryman Hospitality Properties, Inc.	1.5%
Ducommun, Inc.	1.4%
Bank OZK	1.2%
UFP Technologies, Inc.	1.2%
Magnolia Oil & Gas Corp.	1.1%
Mesa Laboratories, Inc.	1.1%
Utz Brands, Inc.	1.0%
[14]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$87	1.57%
[15]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.57%
Net Assets	$ 25,307,881
Holdings Count | $ / shares	682
Advisory Fees Paid, Amount	$ 33,464
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,307,881
Number of Holdings	682
Net Advisory Fee	$33,464
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Financials	26.5%
Industrials	16.2%
Consumer Discretionary	12.0%
Health Care	10.1%
Real Estate	8.7%
Energy	7.2%
Information Technology	5.8%
Materials	4.8%
Consumer Staples	3.9%
Cash & Other	4.8%

Top 10 Issuers	(% of Net Assets)
Astrana Health, Inc.	2.0%
Triumph Financial, Inc.	1.6%
Red Rock Resorts, Inc.	1.5%
Ryman Hospitality Properties, Inc.	1.5%
Ducommun, Inc.	1.4%
Bank OZK	1.2%
UFP Technologies, Inc.	1.2%
Magnolia Oil & Gas Corp.	1.1%
Mesa Laboratories, Inc.	1.1%
Utz Brands, Inc.	1.0%
[16]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire 5000® Index Fund
Class Name	Investment Class
Trading Symbol	WFIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$33	0.64%
[17]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 314,613,462
Holdings Count | $ / shares	1,948
Advisory Fees Paid, Amount	$ 148,314
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,613,462
Number of Holdings	1,948
Net Advisory Fee	$148,314
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	35.0%
Financials	11.9%
Industrials	10.2%
Consumer Discretionary	9.6%
Health Care	9.5%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.2%
Real Estate	2.2%
Cash & Other	4.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Alphabet, Inc.	5.3%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.4%
Tesla, Inc.	1.9%
Micron Technology, Inc.	1.8%
Meta Platforms, Inc.	1.7%
Eli Lilly & Co.	1.4%
[18]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire 5000® Index Fund
Class Name	Institutional Class
Trading Symbol	WINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$19	0.36%
[19]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 314,613,462
Holdings Count | $ / shares	1,948
Advisory Fees Paid, Amount	$ 148,314
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,613,462
Number of Holdings	1,948
Net Advisory Fee	$148,314
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	35.0%
Financials	11.9%
Industrials	10.2%
Consumer Discretionary	9.6%
Health Care	9.5%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.2%
Real Estate	2.2%
Cash & Other	4.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Alphabet, Inc.	5.3%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.4%
Tesla, Inc.	1.9%
Micron Technology, Inc.	1.8%
Meta Platforms, Inc.	1.7%
Eli Lilly & Co.	1.4%
[20]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Investment Class
Trading Symbol	WIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$78	1.57%
[21]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.57%
Net Assets	$ 177,617,700
Holdings Count | $ / shares	1,665
Advisory Fees Paid, Amount	$ 389,063
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$177,617,700
Number of Holdings	1,665
Net Advisory Fee	$389,063
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Mortgage Securities	23.2%
Government	18.0%
Financial	9.6%
Asset Backed Securities	6.7%
Consumer, Cyclical	5.2%
Consumer, Non-cyclical	5.2%
Utilities	4.6%
Energy	4.3%
Industrial	4.3%
Cash & Other	18.9%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.6%
Federal National Mortgage Association	5.5%
Voya VACS Series HYB Fund	2.6%
United States Treasury Bill	2.0%
Federal Home Loan Mortgage Corp.	1.9%
Government National Mortgage Association	1.7%
BX Trust	1.4%
Voya VACS Series EMHCD Fund	1.2%
United States Treasury Inflation Indexed Bonds	1.0%
Verus Securitization Trust	0.9%
[22]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.16%
[23]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 177,617,700
Holdings Count | $ / shares	1,665
Advisory Fees Paid, Amount	$ 389,063
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$177,617,700
Number of Holdings	1,665
Net Advisory Fee	$389,063
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Mortgage Securities	23.2%
Government	18.0%
Financial	9.6%
Asset Backed Securities	6.7%
Consumer, Cyclical	5.2%
Consumer, Non-cyclical	5.2%
Utilities	4.6%
Energy	4.3%
Industrial	4.3%
Cash & Other	18.9%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.6%
Federal National Mortgage Association	5.5%
Voya VACS Series HYB Fund	2.6%
United States Treasury Bill	2.0%
Federal Home Loan Mortgage Corp.	1.9%
Government National Mortgage Association	1.7%
BX Trust	1.4%
Voya VACS Series EMHCD Fund	1.2%
United States Treasury Inflation Indexed Bonds	1.0%
Verus Securitization Trust	0.9%
[24]
Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Investment Class
Trading Symbol	WLCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$84	1.58%
[25]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.58%
Net Assets	$ 248,939,720
Holdings Count | $ / shares	1,078
Advisory Fees Paid, Amount	$ 1,038,430
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,939,720
Number of Holdings	1,078
Net Advisory Fee	$1,038,430
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Information Technology	18.8%
Financials	16.4%
Industrials	15.7%
Consumer Discretionary	6.1%
Health Care	6.0%
Materials	5.1%
Consumer Staples	4.5%
Energy	4.2%
Mortgage Securities	3.5%
Cash & Other	19.7%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Voya VACS Series SC Fund	1.9%
Siemens Energy AG	1.9%
ASML Holding NV	1.7%
SK hynix, Inc.	1.7%
Samsung Electronics Co. Ltd.	1.5%
Rolls-Royce Holdings PLC	1.5%
Seagate Technology Holdings PLC	1.3%
Safran SA	1.0%
Murata Manufacturing Co. Ltd.	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.5%
Japan	11.3%
United Kingdom	9.5%
Taiwan	6.2%
Germany	5.8%
Canada	5.1%
South Korea	4.9%
France	4.7%
Netherlands	4.0%
Cash & Other	35.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Institutional Class
Trading Symbol	WLTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$68	1.28%
[26]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.28%
Net Assets	$ 248,939,720
Holdings Count | $ / shares	1,078
Advisory Fees Paid, Amount	$ 1,038,430
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,939,720
Number of Holdings	1,078
Net Advisory Fee	$1,038,430
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Information Technology	18.8%
Financials	16.4%
Industrials	15.7%
Consumer Discretionary	6.1%
Health Care	6.0%
Materials	5.1%
Consumer Staples	4.5%
Energy	4.2%
Mortgage Securities	3.5%
Cash & Other	19.7%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Voya VACS Series SC Fund	1.9%
Siemens Energy AG	1.9%
ASML Holding NV	1.7%
SK hynix, Inc.	1.7%
Samsung Electronics Co. Ltd.	1.5%
Rolls-Royce Holdings PLC	1.5%
Seagate Technology Holdings PLC	1.3%
Safran SA	1.0%
Murata Manufacturing Co. Ltd.	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.5%
Japan	11.3%
United Kingdom	9.5%
Taiwan	6.2%
Germany	5.8%
Canada	5.1%
South Korea	4.9%
France	4.7%
Netherlands	4.0%
Cash & Other	35.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature

[1]
*	Annualized.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized.

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Annualized.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	Annualized.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Annualized.

[14]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[15]
*	Annualized.

[16]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[17]
*	Annualized.

[18]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[19]
*	Annualized.

[20]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[21]
*	Annualized.

[22]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[23]
*	Annualized.

[24]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[25]
*	Annualized.

[26]
*	Annualized.